Financial Instruments - Summary of Financial Assets Measured at Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 11,157	$ 66,427	$ 17,556	$ 31,689
Restricted cash	26,132	25,187	$ 10,087
Trade receivables	41,292	32,972
Other current assets	1,035	5,880
Receivables from related parties	896	1,548
Other long-term assets	336	4,484
Financial assets	$ 80,848	$ 136,498